COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 21, 2021	Jan. 01, 2012	May 31, 2015	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2019	Jan. 08, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized				40,000,000		40,000,000	40,000,000			40,000,000
Common stock, shares authorized				80,000,000		80,000,000	80,000,000			80,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, voting right						The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Private Placement [Member]
Class of Stock [Line Items]
Shares issued price per share									$ 1.00
Sale of stock, shares issued				0	60,500	60,500	398,057
Sanovas Ophthalmology LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period								27,000,000
Sanovas Ophthalmology LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period								27,000,000
Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued		441,177
Percentage of shares issued		7.50%
Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Percentage of shares issued			7.50%
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	3,000,000			3,000,000		3,000,000	3,000,000			3,000,000
Shares issued price per share						$ 0.01
Preferred stock, shares outstanding				0		0	0
Preferred stock, voting right				Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding
Preferred stock, dividend				$ 0		$ 0
Preferred stock, conversion price						$ 0.01
Proceeds from issuance of preferred stock				$ 15,000,000		$ 15,000,000
Preferred stock, protective features				For so long as at least 25,000 shares of Series F preferred stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock is necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights.
Preferred stock conversion basis				Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.
Preferred stock conversion terms				All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders.
Series F Preferred Stock [Member] | Holders [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding						25,000
Series F Preferred Stock [Member] | Halo Management LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period								3,000,000
Preferred stock, shares rescinded	3,000,000
Series F Preferred Stock [Member] | Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued		5,000
Series F Preferred Stock [Member] | Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued			5,000